UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--33.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.2%
Americredit Automobile Receivables
Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	585,000		581,488
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	395,000		400,620
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	420,000	a	422,845
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	190,077	a	190,787
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		542,714
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		484,255
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		326,935
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	17,763	a	17,784
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	319,580		321,432
					3,288,860
Commercial Mortgage Pass-Through Ctfs.--1.3%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	371,471		371,617
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	165,025		166,632
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	b	194,120
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	345,000	b	374,315
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	a,b	414,944
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	a	741,486
JPMBB Commercial Mortgage

Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	865,000		924,893
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.91	11/15/46	335,000	b	363,587
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	125,000		128,785
					3,680,379
Consumer Discretionary--1.1%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		57,909
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		224,743
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		178,142
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	405,693
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	530,123	a	725,218
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	a	347,754
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		275,068
Staples,
Sr. Unscd. Notes	2.75	1/12/18	215,000		217,571
Time Warner,
Gtd. Debs.	5.35	12/15/43	260,000		288,350
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	350,000		347,295
					3,067,743
Consumer Staples--.9%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		67,744
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		85,302
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		133,872
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		34,728
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		425,299
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		204,242
Pernod Ricard,

Sr. Unscd. Notes	4.45	1/15/22	500,000	a	538,322
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		599,635
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	223,446
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	a	279,019
					2,591,609
Energy--.9%
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000	c	475,558
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000		248,752
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		279,444
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	235,000		231,382
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		241,831
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		93,363
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		82,128
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	170,000		176,175
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		225,151
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		285,197
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	145,000		155,077
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000	c	72,360
					2,566,418
Financial--3.3%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	a	269,322
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		51,199
Aon,
Gtd. Notes	3.50	6/14/24	185,000		185,744
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	410,000	a	411,357

Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	520,000	b	532,627
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	150,000		151,618
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		332,761
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		58,166
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		299,452
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		203,790
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	235,000		244,078
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		196,716
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		183,660
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	55,000	a	56,327
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	281,638
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		281,245
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	765,000	b	770,252
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	145,000		152,362
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	200,000		214,101
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	405,000	b	407,881
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	310,000		326,356
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	65,000		77,573
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	95,000		115,304
Goldman Sachs Group,
Sr. Unscd. Notes	1.33	11/15/18	505,000	b	515,102
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	430,000	b	446,565
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		259,425

Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		255,842
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		316,502
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		257,871
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		226,201
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		104,634
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		119,448
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	a	160,964
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	250,000		252,126
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		228,332
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		229,020
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	210,000		214,514
					9,390,075
Foreign/Governmental--.7%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	3.38	9/26/16	200,000	a	206,100
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	255,000		240,975
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		285,226
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	210,000		237,300
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	405,000		501,187
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		87,723
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		122,800
South African Government,
Sr. Unscd. Notes	5.50	3/9/20	215,000		236,769
					1,918,080
Health Care--.2%
Actavis,

Sr. Unscd. Notes	4.63	10/1/42	100,000		100,027
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	190,000		209,777
WellPoint,
Sr. Unscd. Notes	2.30	7/15/18	255,000		258,701
					568,505
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		75,426
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		211,964
					287,390
Materials--.5%
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	245,000		265,689
LYB International Finance,
Gtd. Notes	4.00	7/15/23	335,000		355,004
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000	c	283,737
Vale Overseas,
Gtd. Notes	4.38	1/11/22	320,000		335,642
Vale Overseas,
Gtd. Notes	6.88	11/21/36	190,000		224,931
					1,465,003
Municipal Bonds--.3%
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	85,000		90,149
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	150,000		149,093
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		151,727
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		13,213
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		294,601
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		168,680
					867,463
Telecommunications--.4%
AT&T,

Sr. Unscd. Notes	1.15	11/27/18	355,000	b	361,731
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000		215,308
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	455,000		586,896
					1,163,935
U.S. Government Agencies--1.3%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c,d	965,645
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	c,d	2,280,410
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	d	502,886
					3,748,941
U.S. Government Agencies/Mortgage-Backed--7.8%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41 - 3/1/42			1,789,352	d	1,845,175
5.00%, 4/1/39			474,595	d	530,604
5.50%, 4/1/22 - 1/1/36			333,729	d	369,822
Federal National Mortgage Association:
3.00%, 5/1/42 - 5/1/43			3,624,622	d	3,622,099
3.50%, 12/1/41 - 8/1/42			2,489,905	d	2,572,059
4.00%, 6/1/24 - 12/1/43			7,003,055	d	7,451,601
4.50%, 2/1/39 - 8/1/41			3,663,338	d	3,979,871
5.00%, 8/1/20 - 7/1/39			1,031,203	d	1,138,009
5.50%, 9/1/34 - 5/1/40			325,715	d	366,363
6.00%, 10/1/37 - 2/1/39			89,844	d	101,537
8.00%, 3/1/30			129	d	132
Government National Mortgage Association I;
5.50%, 4/15/33			42,555		47,759
					22,025,031
U.S. Government Securities--13.0%
U.S. Treasury Bonds:
3.75%, 11/15/43			2,860,000		3,236,939
6.25%, 5/15/30			810,000		1,178,803
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			4,504,989	e	4,600,720
U.S. Treasury Notes:
0.25%, 9/30/14			8,345,000		8,346,302
0.25%, 12/31/15			10,945,000	c	10,950,133
1.50%, 12/31/18			7,635,000	c	7,637,382
2.75%, 11/15/23			1,005,000	c	1,043,590
					36,993,869
Utilities--.7%

Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		106,111
Enel Finance International,
Gtd. Notes	6.00	10/7/39	210,000	a	246,415
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		376,348
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		260,494
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		105,900
NiSource Finance,
Gtd. Notes	5.65	2/1/45	390,000		452,428
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		265,194
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		235,751
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		34,775
					2,083,416
Total Bonds and Notes
(cost $93,179,100)					95,706,717

Common Stocks--64.3%			Shares		Value ($)
Consumer Discretionary--5.7%
Carnival			29,130		1,103,444
General Motors			39,200		1,364,160
Kohl's			9,990		587,312
Lowe's			11,200		588,112
Macy's			11,910		741,874
News Corp., Cl. A			27,260	f	480,458
Omnicom Group			28,850		2,077,489
PVH			13,910		1,623,853
Time Warner			11,240		865,817
Twenty-First Century Fox, Cl. A			42,630		1,509,955
Viacom, Cl. B			6,270		508,810
Walt Disney			43,510		3,910,679
Whirlpool			4,260		651,865
					16,013,828
Consumer Staples--5.0%
Archer-Daniels-Midland			49,650		2,475,549
Avon Products			15,340		215,374
Coca-Cola Enterprises			31,990		1,528,482
Costco Wholesale			4,670		565,444
CVS Health			40,750		3,237,587

Molson Coors Brewing, Cl. B	28,280		2,091,306
Mondelez International, Cl. A	23,000		832,370
PepsiCo	11,650		1,077,508
Philip Morris International	26,300		2,250,754
			14,274,374
Energy--7.1%
Anadarko Petroleum	31,290		3,526,070
Cameron International	7,230	f	537,406
EOG Resources	3,140		345,023
Exxon Mobil	12,430		1,236,288
Marathon Oil	61,020		2,543,924
Occidental Petroleum	73,823		7,657,660
Phillips 66	12,680		1,103,414
Schlumberger	29,450		3,228,898
			20,178,683
Exchange-Traded Funds--.5%
iShares Russell 1000 Value Index
Fund	2,080		213,491
SPDR S&P 500 ETF Trust	5,370	c	1,077,813
			1,291,304
Financial--17.6%
Allstate	12,960		796,910
American International Group	32,290		1,810,177
Ameriprise Financial	22,623		2,845,068
Bank of America	240,240		3,865,462
Berkshire Hathaway, Cl. B	32,906	f	4,516,349
Citigroup	71,010		3,667,666
Comerica	21,500		1,082,310
Discover Financial Services	8,790		548,232
Fifth Third Bancorp	33,840		690,505
Genworth Financial, Cl. A	36,570	f	518,928
Goldman Sachs Group	19,460		3,485,481
Hartford Financial Services Group	50,260		1,862,133
Invesco	29,110		1,188,852
JPMorgan Chase & Co.	87,332		5,191,887
MetLife	26,797		1,466,868
Morgan Stanley	58,070		1,992,382
PNC Financial Services Group	29,780		2,523,855
Prudential Financial	18,570		1,665,729
Regions Financial	169,500		1,720,425
TD Ameritrade Holding	29,750		985,022
Voya Financial	90,610		3,541,945
Wells Fargo & Co.	73,971		3,805,068
			49,771,254

Health Care--10.6%
AbbVie	51,780		2,862,398
Aetna	10,170		835,262
Agilent Technologies	13,770		787,093
Amgen	14,300		1,993,134
Biogen Idec	2,790	f	957,082
Cardinal Health	35,790		2,637,723
Cigna	16,270		1,539,142
Gilead Sciences	11,730	f	1,261,913
Laboratory Corporation of America
Holdings	7,570	f	811,731
McKesson	10,570		2,061,467
Medtronic	14,190		906,032
Merck & Co.	74,790		4,495,627
Mylan	31,860	f	1,548,396
Omnicare	12,650		806,690
Pfizer	140,769		4,137,201
UnitedHealth Group	27,310		2,367,231
			30,008,122
Industrial--4.1%
Cummins	16,590		2,407,375
Danaher	6,700		513,287
Delta Air Lines	42,970		1,700,753
Eaton	17,610		1,229,354
Fluor	12,220		902,936
Honeywell International	22,730		2,164,578
Owens Corning	34,160		1,229,760
PACCAR	16,010		1,005,588
Tyco International	12,040		537,225
			11,690,856
Information Technology--11.0%
Accenture, Cl. A	13,170		1,067,560
Apple	59,902		6,139,955
Applied Materials	81,160		1,875,202
Cisco Systems	150,930		3,771,741
EMC	111,300		3,286,689
Google, Cl. A	1,880	f	1,094,837
Google, Cl. C	3,670	f	2,097,772
Hewlett-Packard	35,550		1,350,900
Microsoft	60,860		2,764,870
salesforce.com	12,310	f	727,398
Seagate Technology	11,270		705,277
Symantec	29,240		709,947
Texas Instruments	35,340		1,702,681

Twitter	5,030		250,243
Visa, Cl. A	4,430		941,464
Western Digital	2,654		273,389
Windstream Holdings	77,040	c	870,552
Xilinx	38,740		1,636,765
			31,267,242
Materials--2.2%
Dow Chemical	32,810		1,756,975
Martin Marietta Materials	19,277		2,524,516
Praxair	5,210		685,375
Vulcan Materials	21,820		1,382,952
			6,349,818
Utilities--.5%
Exelon	28,200		942,444
NRG Energy	16,890		519,874
			1,462,318
Total Common Stocks
(cost $152,502,055)			182,307,799
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $49,996)	50,000		49,999

Other Investment--1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,261,067)	5,261,067	[g]	5,261,067
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,135,716)	2,135,716	[g]	2,135,716
Total Investments (cost $253,127,934)	100.6%		285,461,298
Liabilities, Less Cash and Receivables	(.6%)		(1,831,470)
Net Assets	100.0%		283,629,828

ETF - Exchange-Traded Funds
GO - General Obligation
REIT - Real Estate Investment Trust

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities were valued at $5,939,421 or 2.1% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At August 31, 2014, the value of the fund's securities on loan was
$23,297,341 and the value of the collateral held by the fund was $23,925,515, consisting of cash collateral of
$2,135,716 and U.S. Government and Agency securities valued at $217,789,799.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $32,333,364 of which $33,755,750 related to appreciated investment securities and $1,422,386 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	63.8
U.S. Government Agencies/Mortgage-Backed	22.1
Corporate Bonds	8.1
Short-Term/Money Market Investments	2.6
Commercial Mortgage-Backed	1.3
Asset-Backed	1.2
Foreign/Governmental	.7
Exchange-Traded Funds	.5
Municipal Bonds	.3
100.6

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,288,860	-	3,288,860
Commercial Mortgage-Backed	-	3,680,379	-	3,680,379
Corporate Bonds+	-	23,184,094	-	23,184,094
Equity Securities - Domestic Common Stocks+	181,016,495	-	-	181,016,495
Exchange-Traded Funds	1,291,304	-	-	1,291,304
Foreign Government	-	1,918,080	-	1,918,080
Municipal Bonds+	-	867,463	-	867,463
Mutual Funds	7,396,783	-	-	7,396,783
U.S. Government Agencies/Mortgage-Backed	-	25,773,972	-	25,773,972
U.S. Treasury	-	37,043,868	-	37,043,868

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)